Immaterial Corrections of Prior Period Condensed Consolidated Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Immaterial Corrections of Prior Period Condensed Consolidated Financial Statements

Note 2.   Immaterial Corrections of Prior Period Condensed Consolidated Financial Statements

In the fourth quarter of 2021, the Company became aware of immaterial errors primarily related to amortization expense on certain intangible assets acquired in various acquisitions, the classification of gains and losses from equity method investments, the classification of certain costs, and the accounting for non-controlling interest and income taxes related to the Company’s acquisition of 51% of the ownership interests of Tree Technologies, a Malaysian company engaged in the EV market in December 2019. An assessment concluded that the errors were not material, individually or in the aggregate, to any prior period consolidated financial statements. As such, in accordance with ASC 250, “Accounting Changes and Error Corrections” and Staff Accounting Bulletin No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements, the prior period consolidated financial statements have been revised in the applicable consolidated financial statements. The Company concluded a revision of prior period consolidated financial statements was appropriate the next time they were reported, since the correction of errors would have been material if recorded in the year ended December 31, 2021. Periods not presented herein will be revised, as applicable, in future filings. Although management has determined that the errors, individually and in the aggregate, were not material to prior periods, the condensed consolidated financial statements for the three and nine months ended September 30, 2021, included herein, have been revised to correct for the impact of these items. Unless otherwise indicated, the condensed consolidated financial information as of and for the three and nine months ended September 30, 2021 presented in this Quarterly Report on Form 10-Q reflects these revisions.

The following table reflects the impact of the immaterial corrections discussed above on the Company’s previously reported condensed consolidated statements of operations and comprehensive loss for the three months ended September 30, 2021 (in thousands, except per share amounts):

	Previously
	Reported	Adjustment	As Revised
Revenue – sales of products	$9,977	$(301)	$9,676
Total revenue	27,047	(466)	26,581
Cost of revenue – sales of products	9,893	41	9,934
Cost of revenue – sales of services	12,626	(461)	12,165
Total cost of revenue	22,519	111	22,630
Gross profit	4,528	(577)	3,951
Selling, general and administrative	28,876	8,874	37,750
Depreciation and amortization	1,682	97	1,779
Total operating expenses	56,063	(200)	55,863
Loss from operations	(51,535)	(377)	(51,912)
Loss before income taxes and non-controlling interest	(51,118)	(377)	(51,495)
Income tax benefit	842	102	944
Net loss	(51,095)	(903)	(51,998)
Net loss attributable to common shareholders	(51,095)	(903)	(51,998)
Net loss attributable to non-controlling interest	244	(57)	187
Net loss attributable to Ideanomics common shareholders	(50,851)	(960)	(51,811)
Foreign currency translation adjustments	(295)	(656)	(951)
Comprehensive loss	(51,386)	(1,559)	(52,945)
Comprehensive loss attributable to non-controlling interest	350	(77)	273
Comprehensive loss attributable to Ideanomics, Inc. shareholders	$(51,036)	$(1,636)	$(52,672)

There was no change in earnings per share – basic and diluted from the immaterial error corrections.

The following table reflects the impact of the immaterial corrections discussed above on the Company’s previously reported condensed consolidated statements of operations and comprehensive loss for the nine months ended September 30, 2021 (in thousands, except per share amounts):

	Previously
	Reported	Adjustment	As Revised
Revenue – sales of products	$21,934	$(785)	$21,149
Total revenue	87,832	(1,185)	86,647
Cost of revenue – sales of products	20,838	(393)	20,445
Cost of revenue – sales of services	42,323	(882)	41,441
Total cost of revenue	63,161	(212)	62,949
Gross profit	24,671	(973)	23,698
Selling, general and administrative	53,650	20,769	74,419
Depreciation and amortization	4,445	103	4,548
Total operating expenses	99,545	(906)	98,639
Loss from operations	(74,874)	(67)	(74,941)
Loss on disposal of subsidiaries	(1,446)	182	(1,264)
Other income, net	689	(182)	507
Loss before income taxes and non-controlling interest	(73,287)	(67)	(73,354)
Income tax benefit	9,667	304	9,971
Equity in loss of equity method investees	(1,517)	(545)	(2,062)
Net loss	(65,137)	(308)	(65,445)
Net loss attributable to common shareholders	(65,137)	(308)	(65,445)
Net loss attributable to non-controlling interest	611	(152)	459
Net loss attributable to Ideanomics common shareholders	(64,526)	(460)	(64,986)
Foreign currency translation adjustments	(1,196)	(487)	(1,683)
Comprehensive loss	(66,349)	(795)	(67,144)
Comprehensive loss attributable to non-controlling interest	1,113	(249)	864
Comprehensive loss attributable to Ideanomics, Inc. shareholders	$(65,236)	$(1,044)	$(66,280)

There was no change in earnings per share – basic and diluted from the immaterial error corrections.

The following table reflects the impact of the immaterial corrections discussed above on the Company’s previously reported condensed consolidated statement of cash flows for the nine months ended September 30, 2021 (in thousands):

	Previously
	Reported	Adjustment	As Revised
Cash flows from operating activities
Net loss	$(65,137)	$(308)	$(65,445)
Depreciation and amortization	4,445	103	4,548
Income tax benefit	(10,160)	(305)	(10,465)
Equity in losses of equity method investees	1,517	545	2,062
Accounts receivable	5,042	253	5,295
Inventory	(410)	610	200
Prepaid expenses and other assets	(16,358)	(2,183)	(18,541)
Accrued expenses, salary and other current liabilities	$6,971	$922	$7,893

Note 2.   Immaterial Corrections of Prior Period Financial Statements

The Company has determined that there were immaterial errors in the consolidated financial statements as of and for the year ended December 31, 2020 related to its accounting of the acquisition of 51% of the ownership interests of Tree Technologies, a Malaysian company engaged in the EV market, in December 2019. The Company determined that it did not recognize a deferred tax liability and consequently, additional goodwill, in the initial purchase price allocation of Tree Technologies as of December 31, 2019, which also resulted in certain income tax benefits not being recognized during the year ended December 31, 2020. In addition, the Company determined that it did not recognize certain measurement period adjustments for the Tree Technologies acquisition as of December 31, 2020 and income tax benefits associated with the impairment of the marketing and distribution agreement acquired in the acquisition during the year ended December 31, 2020.

The Company also determined that a legal agreement the Company entered into whereby the Company took possession of a property in Qingdao, China for no consideration was incorrectly accounted for as a lease in accordance with ASC 842.

Additionally, the Company changed the accounting model for one investment from that of a cost method investment to an equity method investment.

The Company assessed the materiality of these errors in accordance with Staff Accounting Bulletin No. 99, Materiality, and the Company determined that, qualitatively, the amounts, individually and in the aggregate, would have no bearing on the decision-making process of a reasonable investor. Accordingly, the Company is correcting the relevant consolidated financial statements and related footnotes as of and for the year ended December 31, 2020 within these consolidated financial statements.

The Company intends to revise its condensed consolidated financial statements for the periods ended March 31, 2021, June 30, 2021, and September 30, 2021 through subsequent periodic filings.

The following table reflects the impact of the immaterial corrections discussed above on the Company’s previously reported consolidated balance sheet as of December 31, 2020 (in thousands):

	Previously
	Reported	Adjustments	As Revised
Assets
Goodwill	$1,165	$(460)	$705
Operating lease right of use assets	7,117	(6,962)	155
Long-term investments	8,570	(83)	8,487
Other non-current assets	517	6,961	7,478
Total assets	234,412	(543)	233,869

Liabilities
Other current liabilities	1,920	315	2,235
Current portion of operating lease liabilities	430	(315)	115
Operating lease liability – long term	6,759	(6,740)	19
Deferred tax liabilities	—	5,045	5,045
Other long-term liabilities	535	6,740	7,275
Total liabilities	32,643	5,045	37,688

Stockholders’ Equity
Accumulated deficit	(346,883)	(2,864)	(349,747)
Accumulated other comprehensive income	1,256	(25)	1,231
Total Ideanomics, Inc. shareholders’ equity	186,584	(2,889)	183,695
Non-controlling interest	6,438	(2,699)	3,739
Total equity	193,022	(5,588)	187,434
Total liabilities, convertible redeemable preferred stock. redeemable non-controlling interest and stockholders’ equity	$234,412	$(543)	$233,869

The following table reflects the impact of the immaterial corrections discussed above on the Company’s previously reported consolidated statement of operations for the year ended December 31, 2020 (in thousands, except per share amounts):

	Previously
	Reported	Adjustment	As Revised
Goodwill impairment	$9,323	$8,766	$18,089
Loss from operations	(86,879)	(8,765)	(95,644)

Income tax benefit	—	3,308	3,308

Impairment of and equity in loss of equity method investees	(16,698)	(82)	(16,780)

Net loss	(106,043)	(5,538)	(111,581)

Net loss attributable to Ideanomics, Inc. common shareholders	(98,400)	(2,864)	(101,264)
Basic and diluted loss per share	$(0.46)	$(0.01)	$(0.47)

The following table reflects the impact of the immaterial corrections discussed above on the Company’s previously reported consolidated statement of comprehensive loss for the year ended December 31, 2020 (in thousands, except per share amounts):

	Previously
	Reported	Adjustment	As Revised
Net loss	$(106,043)	$(5,538)	$(111,581)
Foreign currency translation adjustments	3,208	(50)	3,158
Comprehensive loss	(102,835)	(5,588)	(108,423)
Comprehensive loss attributable to non-controlling interest	6,539	2,699	9,238
Comprehensive loss attributable to Ideanomics, Inc. shareholders	$(96,480)	$(2,889)	$(99,369)

In addition, certain additional temporary differences between financial statement amounts and tax amounts at December 31, 2020, relating to the PRC companies were identified after issuance of the financial statements. These resulted in the recognition of $0.3 million additional deferred tax assets, offset by $5,000 additional deferred tax liabilities and $0.3 million additional valuation allowance with no effect on the balance sheet or income statement.

The following table reflects the impact of the immaterial corrections discussed above on the Company’s previously reported consolidated statement of cash flows for the year ended December 31, 2020 (in thousands):

	Previously
	Reported	Adjustment	As Revised
Cash flows from operating activities
Net loss	$(106,043)	$(5,538)	$(111,581)
Income tax benefit	—	(3,308)	(3,308)
Impairment of and equity in loss of equity method investees	$16,698	$82	$16,780
Impairment losses	42,554	8,765	51,319
Net cash used in operating activities	$41,468	$—	$41,468